34 Operating Segments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Contract Assets	R$ 935,167	R$ 813,450
Property, plant and equipment	582,259	1,469,480	R$ 1,316,415
Intangible assets	5,032	7,589	778,386
Right-of-use asset	9,353
IFRS 16 Initial adoption	118,022
Additions for the period	9,353
Electric Energy GET [Member]
Disclosure of operating segments [line items]
Contract Assets
Property, plant and equipment	522,744	1,160,967	1,077,088
Intangible assets	4,272	6,351	3,996
Right-of-use asset	33,461
IFRS 16 Initial adoption	32,919
Additions for the period	542
Electric Energy DIS [Member]
Disclosure of operating segments [line items]
Contract Assets	917,577	797,832
Property, plant and equipment
Intangible assets			757,709
Right-of-use asset	66,621
IFRS 16 Initial adoption	60,494
Additions for the period	6,127
Com [Member]
Disclosure of operating segments [line items]
Contract Assets
Property, plant and equipment	14	4	7
Intangible assets	3		101
Right-of-use asset	8
IFRS 16 Initial adoption
Additions for the period	8
TEL [Member]
Disclosure of operating segments [line items]
Contract Assets
Property, plant and equipment	59,216	308,242	238,944
Intangible assets	486	1,235	2,200
Right-of-use asset	9,950
IFRS 16 Initial adoption	9,868
Additions for the period	82
GAS [Member]
Disclosure of operating segments [line items]
Contract Assets	17,590	15,618
Property, plant and equipment
Intangible assets			13,745
Right-of-use asset	16,933
IFRS 16 Initial adoption	14,356
Additions for the period	2,577
HOL [Member]
Disclosure of operating segments [line items]
Contract Assets
Property, plant and equipment	285	267	376
Intangible assets	271	R$ 3	R$ 635
Right-of-use asset	402
IFRS 16 Initial adoption	385
Additions for the period	R$ 17